Employee Benefit Plans (Schedule Of Allocation Of Plan Assets) (Details)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Asset Category	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Asset Category	60.00%	53.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Asset Category	39.00%	41.00%
Other, including cash
Defined Benefit Plan Disclosure [Line Items]
Asset Category	1.00%	6.00%